Statement of cash flows, indirect method (Statement) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash generated from (used in) operating activities
Cash generated from operations			$ (811)	$ 2,818	$ 3,055
Income tax paid			(5)	(6)	(6)
Net cash generated from (used in) operating activities	$ 71	$ (644)	(816)	2,812	3,049
Cash flows from (used in) investing activities
Increase in restricted cash and cash equivalents	0	(1)	0	(2)	(2)
Purchases of property and equipment	(325)	(561)	(1,019)	(720)	(492)
Additions to investment properties	(54)	(3)	(8)	(16)	(16)
Purchases of intangible assets	(10)	(7)	(11)	(18)	(24)
Proceeds from disposal of property and equipment, investment properties and intangible assets	3	0	1	1	5
Interest received	1	11	13	40	16
Net cash from (used in) investing activities	(385)	(561)	(1,024)	(715)	(513)
Cash flows from (used in) financing activities
Proceeds from exercise of share options	12	2	6	28	23
Proceeds from Senior Notes	0	1,496	1,496	0	5,500
Proceeds from bank loans	505	403	403	0	746
Repayments of bank loans	0	(404)	(404)	0	(5,083)
Dividends paid	0	(1,030)	(1,030)	(2,051)	(2,052)
Repayments of lease liabilities	(9)	(7)	(11)	(13)	(15)
Payments for deferred financing costs	(9)	(12)	(20)	(2)	(90)
Interest paid	(184)	(120)	(209)	(274)	(128)
Net cash from (used in) financing activities	315	328	231	(2,312)	(1,099)
Net increase (decrease) in cash and cash equivalents	1	(877)	(1,609)	(215)	1,437
Cash and cash equivalents at beginning of period	861	2,471	2,471	2,676	1,239
Effect of exchange rate on cash and cash equivalents	(1)	(2)	(1)	10	0
Cash and cash equivalents at end of period	861	1,592	861	2,471	$ 2,676
Cash and cash equivalents comprised
Cash at bank and on hand	360	202	532	585
Short-term bank deposits	$ 501	$ 1,390	$ 329	$ 1,886